Share-based payments - Summary of valuation assumptions of stock option plan (Detail)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Abstract]
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)	33.50%	34.00%	34.00%
Risk–free interest rate (%)	1.90%	1.40%	0.70%
Expected life of share options (years) | shares	10	10	10
Weighted average excercise price | $ / shares	$ 7.05	$ 2.85	$ 2.1
Model used	Black-Scholes	Black-Scholes	Black-Scholes